BANK LOANS	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
15.	BANK LOANS

Bank loans consist of the following:

	December 31,
	2013	2012

Short-term bank loans	$12,957,657	$9,712,118

The bank loans as outlined in the following tables are secured by mortgages on the land and buildings, other plant and equipment and personal guarantees of some directors’, related party and third parties. The proceeds of the loans were used to finance the acquisition of property, plant and equipment and working capital of the Company.

The details of the short term bank loans outstanding as of December 31, 2013 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC Bank, Dalian Branch (“China CITIC”)	US$1,651,882 (RMB10,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	September 5, 2013 to September 5, 2014	Related party and third party guarantees

Shanghai Pudong Development Bank(“SPDB”)	US$3,048,681 (RMB18,455,800)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	March 12, 2013 to July 29, 2014	Mortgages on land use right, other plant and equipment

Ping An Bank (“PAB”) (formerly known as Shenzhen Development Bank)	US$2,477,824 (RMB15,000,000)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Term loan	April 9, 2013 to April 9, 2014	Related party and third party guarantees

	US$1,154,000 (RMB6,985,970)	Annual rate of 6.00%	Export loan	May 14, 2013 to May 13, 2014	Related party and third party guarantees

Xinhui bank (“XHB”)	US$ 25,941 RMB5,000,000)	Annual rate of 6.75%	Term loan	November 19, 2012 to November 18, 2014	Nil

Bank of China (“BOC”)	US$ 3,303,764 RMB20,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Revolving loan	August 26, 2013 to August 25, 2014	Related party and third party

Industrial and Commercial Bank of China Limited (“ICBC”)	US$ 495,565 RMB3,000,000)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)	Term loan	July 12, 2013 to February 25, 2014	Mortgages on account receivable
Total	US$ 12,957,657

The details of the short term bank loans outstanding as of December 31, 2012 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,605,110 (RMB10,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	Term loan	March 30, 2012 to March 29, 2013	Related party and third party guarantees

SPDB	US$2,780,854 (RMB17,235,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	August 30, 2012 to August 12, 2013	Mortgages on land use right, other plant and equipment

PAB	US$2,407,666 (RMB15,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	Term loan	March 26, 2012 to March 25, 2013	Related party and third party guarantees

	US$2,436,955 (RMB15,182,471)	Annual rate of 6.00%	Export loans	March 7, 2012 to March 6, 2013	Related party and third party guarantees

ICBC	US$ 481,533 (RMB3,000,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Term loan	October 1, 2012 to September 30, 2013	Mortgages on account receivable
Total	US$9,712,118

Interest expenses for the years ended December 31, 2013, 2012 and 2011 amounted to $1,271,295, $966,800 and $676,029 respectively.